Lease commitments (Details 4) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Leases Disclosure [Line Items]
Rental revenues under operating leases	¥ 39	¥ 175	¥ 412
Noncancellable Lease Obligations
Leases Disclosure [Line Items]
2016	3,016
2017	2,283
2018	1,939
2019	1,306
2020	1,082
2021 and thereafter	2,084
Total minimum future rentals	¥ 11,710